Supplemental Cash Flow Information and Non Cash Activities (Detail) (KRW) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Supplemental cash flow information
Cash paid during the year for income taxes	3,727	3,832	3,752
Interest paid	55	58	32
Supplemental non-cash activities
Reclassification of long-term deferred revenue to deferred revenue	1,562	3,978	1,749
Offset of long-term deferred revenue and accounts payable			1,161
Reclassification of prepayment to intangible assets	312	1,392	92